Marketable Securities (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
Other comprehensive income from available-for-sale securities, Beginning	$ (94)	$ (58)
Unrealized losses from available-for-sale securities	95	(36)
Other comprehensive income/loss from available-for-sale securities, Ending	$ 1	$ (94)